Document and Entity Information	3 Months Ended
Sep. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Burger King Holdings Inc
Entity Central Index Key	0001352801
Document Type	8-K
Document Period End Date	2010-11-12
Amendment Flag	false

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 247.9	$ 187.6
Trade and notes receivable, net	142	142.9
Prepaids and other current assets	60.7	88.4
Deferred income taxes, net	43.1	15.1
Total current assets	493.7	434
Property and equipment, net of accumulated depreciation of $663.0 million and $666.9 million, respectively	995.7	1,014.1
Intangible assets, net	1,048	1,025.4
Goodwill	31.3	31
Net investment in property leased to franchisees	140.6	138.5
Other assets, net	116.1	104.2
Total assets	2,825.4	2,747.2
Current liabilities:
Accounts and drafts payable	94.7	106.9
Accrued advertising	79.6	71.9
Other accrued liabilities	230.4	200.9
Current portion of long term debt and capital leases	71.6	93.3
Total current liabilities	476.3	473
Term debt, net of current portion	667.4	667.7
Capital leases, net of current portion	64.4	65.3
Other liabilities, net	325.1	344.6
Deferred income taxes, net	94	68.2
Total liabilities	1,627.2	1,618.8
Commitments and Contingencies (See Note 14)
Subsequent events (See Note 17)
Stockholders' equity:
Preferred stock, $0.01 par value; 10,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value; 300,000,000 shares authorized; 136,505,958 and 135,814,644 shares issued and outstanding at September 30, 2010 and June 30, 2010, respectively	1.4	1.4
Additional paid-in capital	654.8	647.2
Retained earnings	663.2	608
Accumulated other comprehensive loss	(57.9)	(66.9)
Treasury stock, at cost; 3,093,631 and 2,972,738 shares, at September 30, 2010 and June 30, 2010, respectively	(63.3)	(61.3)
Total stockholders' equity	1,198.2	1,128.4
Total liabilities and stockholders' equity	$ 2,825.4	$ 2,747.2

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Millions, except Share data	Sep. 30, 2010	Jun. 30, 2010
Assets
Accumulated depreciation on property and equipment	$ 663	$ 666.9
Stockholders' equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	136,505,958	135,814,644
Common stock, shares outstanding	136,505,958	135,814,644
Treasury stock, shares	3,093,631	2,972,738

Condensed Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Company restaurant revenues	$ 429.8	$ 469.1
Franchise revenues	141.6	138.7
Property revenues	28.6	29.1
Total revenues	600	636.9
Company restaurant expenses:
Food, paper and product costs	135.8	148.8
Payroll and employee benefits	128.9	144.8
Occupancy and other operating costs	106.6	114.7
Total company restaurant expenses	371.3	408.3
Selling, general and administrative expenses	127.8	129.9
Property expenses	15.5	14.7
Other operating (income) expense, net	(5.4)	1
Total operating costs and expenses	509.2	553.9
Income from operations	90.8	83
Interest expense	12.5	12.8
Interest income	(0.2)	(0.3)
Total interest expense, net	12.3	12.5
Income before income taxes	78.5	70.5
Income tax expense	15.1	23.9
Net income	$ 63.4	$ 46.6
Earnings per share:
Basic	$ 0.47	$ 0.35
Diluted	$ 0.46	$ 0.34
Weighted average shares outstanding:
Basic	136.1	135
Diluted	137.9	136.8
Dividends per common share	$ 0.06	$ 0.06

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income	$ 63.4	$ 46.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25.6	25.1
Gain on hedging activities	(0.4)	(0.3)
Gain on remeasurement of foreign denominated transactions	(33)	(12.3)
Gain on refranchisings, dispositions of assets and release of unfavorable lease obligation	(5)	(0.3)
Impairment on non-restaurant properties	(0.1)
Bad debt expense, net of recoveries	1.6	0.6
Share-based compensation	5	4.6
Deferred income taxes	(12.5)	3.4
Changes in current assets and liabilities, excluding acquisitions and dispositions:
Trade and notes receivables	7.9	2.6
Prepaids and other current assets	28.3	5.9
Accounts and drafts payable	(13)	(44.1)
Accrued advertising	5.2	22.2
Other accrued liabilities	15.8	(9.6)
Other long-term assets and liabilities	(6.7)	3.6
Net cash provided by operating activities	82.1	48
Cash flows from investing activities:
Payments for property and equipment	(14)	(31.2)
Proceeds from refranchisings, disposition of assets and restaurant closures	9.5
Payments for acquired franchisee operations, net of cash acquired		(0.8)
Return of investment on direct financing leases	2.2	1.9
Other investing activities	1.1	1.3
Net cash used for investing activities	(1.2)	(28.8)
Cash flows from financing activities:
Repayments of term debt and capital leases	(23.2)	(16.8)
Borrowings under revolving credit facility		24.7
Repayments of revolving credit facility		(9.9)
Dividends paid on common stock	(8.2)	(8.5)
Proceeds from stock option exercises	3.2	0.2
Excess tax benefits from share-based compensation	1.1	0.7
Repurchases of common stock	(2.3)	(2.3)
Net cash used for financing activities	(29.4)	(11.9)
Effect of exchange rates on cash and cash equivalents	8.8	3.5
Increase in cash and cash equivalents	60.3	10.8
Cash and cash equivalents at beginning of period	187.6	121.7
Cash and cash equivalents at end of period	247.9	132.5
Supplemental cash flow disclosures:
Interest paid	12.1	12.6
Income taxes paid	24.3	6.8
Non-cash investing and financing activities:
Acquisition of property with capital lease obligations		1.4
Net investment in direct financing leases	$ 4.6	$ 1.4

Organization	3 Months Ended
Sep. 30, 2010
Organization [Abstract]
Organization
Note 1. Organization
     Burger King Holdings, Inc. (“BKH” or the “Company”) is a Delaware corporation formed on July 23, 2002. The Company is the parent of Burger King Corporation (“BKC”), a Florida corporation that franchises and operates fast food hamburger restaurants, principally under the Burger King® brand (the “Brand”).
     The Company generates revenues from three sources: (i) retail sales at Company restaurants; (ii) franchise revenues, consisting of royalties based on a percentage of sales reported by franchise restaurants and franchise fees paid by franchisees; and (iii) property income from restaurants that the Company leases or subleases to franchisees.
     Restaurant sales are affected by the timing and effectiveness of the Company’s advertising, new products and promotional programs. The Company’s results of operations also fluctuate from quarter to quarter as a result of seasonal trends and other factors, such as the timing of restaurant openings and closings, the acquisition of franchise restaurants and the disposition of Company restaurants, as well as variability of the weather. Restaurant sales are typically higher in the spring and summer months (our fourth and first fiscal quarters) when the weather is warmer than in the fall and winter months (our second and third fiscal quarters). Restaurant sales during the winter are typically highest in December, during the holiday shopping season. Our restaurant sales and Company restaurant margin are typically lowest during our third fiscal quarter, which occurs during the winter months and includes February, the shortest month of the year. Furthermore, adverse weather conditions can have material adverse effects on restaurant sales. The timing of religious holidays may also impact restaurant sales.
Recent Developments
     On October 19, 2010, BKH completed a merger with Blue Acquisition Sub, Inc., a Delaware corporation (“Merger Sub”), and a wholly owned subsidiary of Burger King Worldwide Holdings, Inc., formerly known as Blue Acquisition Holding Corporation, a Delaware corporation (“Parent”) (the “Merger”), pursuant to the Agreement and Plan of Merger dated as of September 2, 2010 (the “Merger Agreement”). Parent is wholly-owned by 3G Special Situations Fund II, L.P. (“3G”), which is an affiliate of 3G Capital Partners Ltd., an investment firm based in New York City (“3G Capital” or the “Sponsor”). As a result of the Merger, Merger Sub merged into the Company, with the Company as the surviving corporation, the Company became a wholly-owned subsidiary of Parent, and the common stock of BKH ceased to be traded on the New York Stock Exchange after close of market on October 19, 2010. See Note 17.

Basis of Presentation and Consolidation	3 Months Ended
Sep. 30, 2010
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation
Note 2. Basis of Presentation and Consolidation
     The Company has prepared the accompanying unaudited Condensed Consolidated Financial Statements (“Financial Statements”) in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles (“GAAP”) for complete financial statements. Therefore, the Financial Statements should be read in conjunction with the audited Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2010 filed with the SEC on August 26, 2010. In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation have been included in the Financial Statements. The results for interim periods do not necessarily indicate the results that may be expected for any other interim period or for the full year.
     The Financial Statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.
     Certain prior year amounts in the accompanying Financial Statements and Notes to the Financial Statements have been reclassified in order to be comparable with the current year classifications. These reclassifications had no effect on previously reported net income.
Concentrations of Risk
     The Company’s operations include Company and franchise restaurants located in 76 countries and U.S. territories. Of the 12,206 restaurants in operation as of September 30, 2010, 1,348 were Company restaurants and 10,858 were franchise restaurants.
     Four distributors service approximately 85% of our U.S. system restaurants and the loss of any one of these distributors would likely adversely affect our business. In many of the Company’s international markets, a single distributor services all the Burger King restaurants in the market. The loss of any of one of these distributors would likely have an adverse effect on the market impacted, and depending on the market, could have an adverse impact on the Company’s financial results.
Inventories
     Inventories are stated at the lower of cost (first-in, first-out) or net realizable value, and consist primarily of restaurant food items and paper supplies. Inventories are included in prepaids and other current assets in the accompanying condensed consolidated balance sheets.
Use of Estimates
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Management adjusts such estimates and assumptions when facts and circumstances dictate. Such estimates and assumptions may be affected by volatile credit, equity, foreign currency, and energy markets, and declines in consumer spending. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.
Recently Adopted Accounting Standards
     On July 1, 2010, the Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 166, “Accounting for Transfers of Financial Assets — an Amendment of FASB Statement No. 140” (now included in FASB Accounting Standards Codification (“ASC”) Subtopic 860-20). This standard amends ASC Topic 860 by removing the concept of a qualifying special-purpose entity (“QSPE”) and eliminates the exception from applying FASB ASC 810-10, “Consolidation of Variable Interest Entities”, to qualifying special-purpose entities. Furthermore, it establishes specific conditions to account for a transfer of financial assets as a sale, changes the requirements for derecognizing financial assets and requires additional disclosure. The effect of adopting ASC topic 860-20 was not significant.
     On July 1, 2010, the Company adopted FASB SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” (now included in FASB ASC Topic 810). ASC Topic 810 is a revision to pre-existing guidance that requires an enterprise to perform an analysis to identify the primary beneficiary of a variable interest entity (“VIE”), a qualitatively on-going re-assessment of whether the enterprise is the primary beneficiary of the VIE and additional disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. In addition, this statement revises the methods utilized for determining whether an entity is a VIE and the events that trigger a reassessment of whether an entity is a VIE. The effect of adopting ASC Topic 810 was not significant.

Share-based Compensation	3 Months Ended
Sep. 30, 2010
Share-based Compensation [Abstract]
Share-based Compensation
Note 3. Share-based Compensation
     On August 25, 2010, the Company granted non-qualified stock options, performance-based restricted shares and units (“PBRS”) and restricted stock and restricted stock units (“restricted stock”) covering approximately 1.7 million shares, 0.5 million shares and 0.2 million shares of BKH common stock, respectively (the “Fiscal 2011 Annual Grant”). The fair value of the stock options granted was  $6.02 per share and was estimated using the Black-Scholes option pricing model with the following weighted-average input assumptions: closing stock price of  $17.51 on grant date; exercise price of  $17.51; risk-free interest rate of 1.83%; expected term of 6.25 years; expected volatility of 38.34%; and expected dividend yield of 1.43%. The amount of the PBRS granted to each eligible employee was based on the Company achieving 100% of a performance target set for fiscal year 2011.
     The Company recorded  $5.0 million and  $4.6 million of share-based compensation expense for the three months ended September 30, 2010 and 2009, respectively, in selling, general and administrative expenses. Excess tax benefits from stock options exercised of  $1.1 million and  $0.7 million in the three months ended September 30, 2010 and 2009, respectively, were reported as financing cash flows in the accompanying condensed consolidated statements of cash flows. For the three months ended September 30, 2010, the  $1.1 million benefit was offset by  $1.5 million of shortfalls recorded as operating cash flows in the accompanying condensed consolidated statements of cash flows.
     In connection with the Merger, all outstanding stock options, PBRS and restricted stock, including the Fiscal 2011 Annual Grant, were settled on the Merger date. See Note 17.

Acquisitions, Closures and Dispositions	3 Months Ended
Sep. 30, 2010
Acquisitions, Closures and Dispositions [Abstract]
Acquisitions, Closures and Dispositions
Note 4. Acquisitions, Closures and Dispositions
Acquisitions
     Acquisitions are summarized as follows (in millions, except for number of restaurants):

	Three Months Ended
	September 30,
	2010	2009
Number of restaurants acquired	1	3
Prepaids and other current assets	$—	$—
Property and equipment, net	—	—
Goodwill and other intangible assets	—	0.8
Other assets, net	—	—
Assumed liabilities	—	—

Total purchase price	$—	$0.8

Closures and Dispositions
     Gains and losses on closures and dispositions represent sales of Company properties and other costs related to restaurant closures and sales of Company restaurants to franchisees, referred to as “refranchisings,” and are recorded in other operating (income) expenses, net in the accompanying condensed consolidated statements of income (See Note 14). Gains and losses recognized in the current period may reflect closures and refranchisings that occurred in previous periods.
     Closures and dispositions are summarized as follows (in millions, except for number of restaurants):

	Three Months Ended
	September 30,
	2010	2009
Number of restaurant closures	7	4
Number of refranchisings	35	—
Net (gains) losses on disposal of assets, restaurant closures and refranchisings	$(4.1)	$0.2

Prepaids and Other Current Assets, net	3 Months Ended
Sep. 30, 2010
Prepaids and Other Current Assets, net [Abstract]
Prepaids and Other Current Assets, net
Note 5. Prepaids and Other Current Assets, net
     Included in prepaids and other current assets, net, as of September 30, 2010 and June 30, 2010, were inventories totaling  $15.1 million and  $15.4 million, respectively, prepaid expenses of  $34.5 million and  $33.1 million, respectively, foreign currency forward contracts of  $0.6 million and  $25.9 million, respectively, and refundable income taxes of  $10.4 million and  $14.0 million, respectively.

Earnings Per Share	3 Months Ended
Sep. 30, 2010
Earnings Per Share [Abstract]
Earnings Per Share
Note 6. Earnings Per Share
     Basic and diluted earnings per share are calculated as follows (in millions, except for per share information):

	Three Months Ended
	September 30,
	2010	2009
Numerator:

Numerator for basic and diluted earnings per share:
Net income	$63.4	$46.6

Denominator:
Weighted average shares — basic	136.1	135.0
Effect of dilutive securities	1.8	1.8

Weighted average shares — diluted	137.9	136.8

Basic earnings per share	$0.47	$0.35
Diluted earnings per share	$0.46	$0.34
Antidilutive shares (1)	4.3	4.1

(1)	These shares were not included in the computation of weighted average shares-diluted because they would have been anti-dilutive for the periods presented.

Comprehensive Income	3 Months Ended
Sep. 30, 2010
Comprehensive Income [Abstract]
Comprehensive Income
Note 7. Comprehensive Income
     The components of total comprehensive income are as follows (in millions):

	Three Months Ended
	September 30,
	2010	2009
Net income	$63.4	$46.6

Translation adjustment	(8.6)	5.0

Cash flow hedges:
Net change in fair value of derivatives (1)	(1.1)	(1.5)
Pension and post-retirement benefit plans (2)	0.7	(0.8)

Total other comprehensive income (loss)	(9.0)	2.7

Total comprehensive income	$54.4	$49.3

(1)	Amounts are presented net of tax of $0.7 million and $0.8 million for the three months ended September 30, 2010 and 2009, respectively.

(2)	Amounts are presented net of tax of $0.4 million and $0.5 million for the three months ended September 30, 2010 and 2009, respectively.

Other Accrued Liabilities and Other Liabilities	3 Months Ended
Sep. 30, 2010
Other Accrued Liabilities and Other Liabilities [Abstract]
Other Accrued Liabilities and Other Liabilities
Note 8. Other Accrued Liabilities and Other Liabilities
     Included in other accrued liabilities (current), as of September 30, 2010 and June 30, 2010, were accrued payroll and employee-related benefits costs totaling  $47.2 million and  $58.5 million, respectively, foreign currency forward contracts of  $20.9 million and  $2.6 million, respectively, and interest rate swap liabilities of  $13.6 million and zero, respectively. The decrease in accrued payroll and employee-related benefits costs was primarily due to the payment of the Company’s annual incentive bonus to employees during the three months ended September 30, 2010.
     Included in other liabilities (non-current), as of September 30, 2010 and June 30, 2010, were accrued pension liabilities of  $82.0 million and  $79.4 million, respectively; interest rate swap liabilities of  $10.1 million and  $26.1 million, respectively; casualty insurance reserves of  $22.5 million and  $25.5 million, respectively; retiree health benefits of  $25.4 million and  $25.0 million, respectively; and unfavorable leases of  $123.5 million and  $127.3 million, respectively.

Long-Term Debt	3 Months Ended
Sep. 30, 2010
Long-Term Debt [Abstract]
Long-Term Debt
Note 9. Long-Term Debt
     As of September 30, 2010 and June 30, 2010, the Company had  $733.2 million and  $755.4 million of long-term debt outstanding, respectively, including the current portion, consisting of  $65.8 million and  $87.7 million, respectively. During the three months ended September 30, 2010, the Company repaid  $21.9 million of principal on its Term Loan A. The weighted average interest rate for the three months ended September 30, 2010 and 2009 was 4.8% and 4.7%, respectively, which included the impact of interest rate swaps on 76% and 73% of our term debt, respectively. See Note 11.
     As further discussed in Note 17, on October 19, 2010, the Company refinanced its existing term loans and revolving credit facility and issued new senior notes in connection with the Merger.

Fair Value Measurements	3 Months Ended
Sep. 30, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 10. Fair Value Measurements
     Fair Value Measurements
     The following table presents (in millions) financial assets and liabilities measured at fair value on a recurring basis, which include derivatives designated as cash flow hedging instruments, derivatives not designated as hedging instruments, and other investments, which consists of money market accounts and mutual funds held in a rabbi trust established by the Company to fund a portion of the Company’s current and future obligations under its Executive Retirement Plan, as well as their location on the Company’s condensed consolidated balance sheets as of September 30, 2010 and June 30, 2010:

	As of September 30, 2010				Fair Value Measurements at September 30, 2010
	Carrying Value and Balance Sheet Location				Assets (Liabilities)
					Quoted Prices in	Significant
	Prepaid				Active Markets for	Other	Significant
	and Other				Identical	Observable	Unobservable
	Current	Other Assets,	Other Accrued	Other	Instruments	Inputs	Inputs
Description	Assets	net	Liabilities	liabilities, net	(Level 1)	(Level 2)	(Level 3)

Derivatives designated as cash flow hedging instruments:
Interest rate swaps (liability)	$—	$—	$(13.6)	$(10.1)	$—	$(23.7)	$—
Foreign currency forward contracts (liability)	—	—	(0.1)	—	—	(0.1)	—

Total	$—	$—	$(13.7)	$(10.1)	$—	$(23.8)	$—

Derivatives not designated as hedging instruments:
Foreign currency forward contracts (asset)	$0.6	$—	$—	$—	$—	$0.6	$—
Foreign currency forward contracts (liability)	—	—	(20.8)	—	—	(20.8)	—

Total	$0.6	$—	$(20.8)	$—	$—	$(20.2)	$—

Other investments:
Investments held in a rabbi trust	$—	$19.2	$—	$—	$19.2	$—	$—

Total	$—	$19.2	$—	$—	$19.2	$—	$—

	As of June 30, 2010				Fair Value Measurements at June 30, 2010
	Carrying Value and Balance Sheet Location				Assets (Liabilities)
					Quoted Prices in	Significant
	Prepaids				Active Markets for	Other	Significant
	and Other				Identical	Observable	Unobservable
	Current	Other Assets,	Other Accrued	Other	Instruments	Inputs	Inputs
Description	Assets	net	Liabilities	liabilities, net	(Level 1)	(Level 2)	(Level 3)

Derivatives designated as cash flow hedging instruments:
Interest rate swaps (liability)	$—	$—	$—	$(26.1)	$—	$(26.1)	$—
Foreign currency forward contracts (asset)	0.1	—	—	—	—	0.1	—

Total	$0.1	$—	$—	$(26.1)	$—	$(26.0)	$—

Derivatives not designated as hedging instruments:
Foreign currency forward contracts (asset)	$25.8	$—	$—	$—	$—	$25.8	$—
Foreign currency forward contracts (liability)	—	—	(2.6)	—	—	(2.6)	—

Total	$25.8	$—	$(2.6)	$—	$—	$23.2	$—

Other investments:
Investments held in a rabbi trust	$—	$19.9	$—	$—	$19.9	$—	$—

Total	$—	$19.9	$—	$—	$19.9	$—	$—

     The Company’s derivatives are valued using a discounted cash flow analysis that incorporates observable market parameters, such as interest rate yield curves and currency rates, classified as Level 2 within the valuation hierarchy. Derivative valuations incorporate credit risk adjustments that are necessary to reflect the probability of default by the counterparty or the Company.
     At September 30, 2010, the fair value of the Company’s variable rate term debt was estimated at  $732.6 million, compared to a carrying amount of  $731.8 million. At June 30, 2010, the fair value of the Company’s variable rate term debt was estimated at  $744.4 million, compared to a carrying amount of  $753.7 million. Fair value of variable rate term debt was estimated using inputs based on bid and offer prices and are Level 2 inputs within the fair value hierarchy.
     Certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities are not measured at fair value on an ongoing basis but are subject to periodic impairment tests. For the Company, these items primarily include long-lived assets, the Brand, goodwill and other intangible assets.

Derivative Instruments	3 Months Ended
Sep. 30, 2010
Derivative Instruments [Abstract]
Derivative Instruments
Note 11. Derivative Instruments
     Disclosures about Derivative Instruments and Hedging Activities
     The Company enters into derivative instruments for risk management purposes, including derivatives designated as hedging instruments and those utilized as economic hedges. The Company uses derivatives to manage exposure to fluctuations in interest rates and currency exchange rates.
     Interest Rate Swaps
     The Company enters into receive-variable, pay-fixed interest rate swap contracts to hedge a portion of the Company’s forecasted variable-rate interest payments on its underlying Term Loan A and Term Loan B-1 debt (the “Term Debt”). Interest payments on the Term Debt are made quarterly and the variable rate on the Term Debt is reset at the end of each fiscal quarter. The interest rate swap contracts are designated as cash flow hedges and to the extent they are effective in offsetting the variability of the variable-rate interest payments, changes in the derivatives’ fair value are not included in current earnings but are included in accumulated other comprehensive income (AOCI) in the accompanying condensed consolidated balance sheets. These changes in fair value are subsequently reclassified into earnings as a component of interest expense each quarter as interest payments are made on the Term Debt. At September 30, 2010, interest rate swap contracts with a notional amount of  $575.0 million were outstanding. On October 19, 2010, the Company notified the counterparties to its interest rate swap contracts that a termination event had occurred, giving these counterparties the right to terminate the interest rate swap contracts. See Note 17.
     In September 2006, the Company settled interest rate swaps designated as cash flow hedges, which had a fair value of  $11.5 million, and terminated the hedge relationship. The fair value of the settled swaps is recorded in AOCI and is being recognized as a reduction to interest expense each quarter over the remaining term of the Term Debt. During the three months ended September 30, 2010, the Company recognized the remaining  $0.4 million as a reduction to interest expense.
     Foreign Currency Forward Contracts
     The Company enters into foreign currency forward contracts, which typically have maturities between one and fifteen months, to economically hedge the remeasurement of certain foreign currency-denominated intercompany loans receivable and other foreign-currency denominated assets recorded in the Company’s condensed consolidated balance sheets. Remeasurement represents changes in the expected amount of cash flows to be received or paid upon settlement of the intercompany loan receivables and other foreign-currency denominated assets and liabilities resulting from a change in currency exchange rates. The Company also enters into foreign currency forward contracts in order to manage the foreign exchange variability in forecasted royalty cash flows due to fluctuations in exchange rates. Foreign currency forward contracts with a notional amount of  $394.9 million and  $391.2 million were outstanding at September 30, 2010 and June 30, 2010, respectively. On October 19, 2010, the Company notified certain counterparties to its foreign currency forward contracts that a termination event had occurred, giving these counterparties the right to terminate the forward contracts.
     Credit Risk
     By entering into derivative instrument contracts, the Company exposes itself, from time to time, to counterparty credit risk. Counterparty credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is in an asset position, the counterparty has a liability to the Company, which creates credit risk for the Company. The Company attempts to minimize this risk by selecting counterparties with investment grade credit ratings, limiting its exposure to any single counterparty and regularly monitoring its market position with each counterparty.
     Credit-Risk Related Contingent Features
     The Company’s derivative instruments do not contain any credit-risk related contingent features.
     The following table presents the required quantitative disclosures for the Company’s derivative instruments (in millions):

	For the Three Months Ended			For the Three Months Ended
	September 30, 2010			September 30, 2009
	Interest Rate	Foreign Currency		Interest Rate	Foreign Currency
	Swaps	Forward Contracts	Total	Swaps	Forward Contracts	Total

Derivatives designated as cash flow hedging instruments:
Gain (loss) recognized in other comprehensive income (effective portion)	$(2.9)	$(0.2)	$(3.1)	$(6.9)	$(0.5)	$(7.4)
Gain (loss) reclassified from AOCI into interest expense, net (1)	$(5.0)	$—	$(5.0)	$(5.1)	$—	$(5.1)
Gain (loss) reclassified from AOCI into royalty income	$—	$—	$—	$—	$(0.1)	$(0.1)

Derivatives not designated as hedging instruments:
Gain (loss) recognized in other operating expense, net	$—	$(34.5)	$(34.5)	$—	$(12.8)	$(12.8)

(1)	Includes $0.4 million of gain for each of the three months ended September 30, 2010 and 2009, respectively, related to the terminated hedges.

Income Taxes	3 Months Ended
Sep. 30, 2010
Income Taxes [Abstract]
Income Taxes
Note 12. Income Taxes
     The U.S. Federal tax statutory rate reconciles to the effective tax rate as follows:

	Three Months Ended
	September 30,
	2010	2009
U.S. federal income tax rate	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.8	2.8
Costs and taxes related to foreign operations	(3.5)	0.7
Foreign tax differential	(6.3)	(6.2)
Foreign exchange differential on tax benefits	(0.5)	0.5
Change in valuation allowance	(5.7)	1.3
Change in accrual for tax uncertainties	(2.8)	—
Other	0.2	(0.2)

Effective income tax rate	19.2%	33.9%

     The Company had  $12.2 million and  $14.2 million of unrecognized tax benefits at September 30, 2010 and June 30, 2010, respectively, which if recognized, would affect the effective income tax rate.
     In the next twelve months, it is reasonably possible that the Company’s unrecognized tax benefits will not significantly change.
     The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. The total amount of accrued interest and penalties at September 30, 2010 and June 30, 2010 was  $3.1 million and  $2.9 million, respectively. Potential interest and penalties associated with uncertain tax positions recognized during the three months ended September 30, 2010 and 2009 were not significant. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision.
     The Company files income tax returns, including returns for its subsidiaries, with federal, state, local and foreign jurisdictions. Generally, the Company is subject to routine examination by taxing authorities in these jurisdictions, including significant international tax jurisdictions, such as the United Kingdom, Germany, Spain, Switzerland, Singapore and Mexico. None of the foreign jurisdictions should be individually material. During the three months ended September 30, 2010, the Company concluded the U.S. federal income tax audit for the years ended June 30, 2008 and June 30, 2007. The Company also has various state and foreign income tax returns in the process of examination. From time to time, these audits result in proposed assessments where the ultimate resolution may result in the Company owing additional taxes. The Company believes that its tax positions comply with applicable tax law and that it has adequately provided for these matters.

Retirement Plan and Other Postretirement Benefits	3 Months Ended
Sep. 30, 2010
Retirement Plan and Other Postretirement Benefits [Abstract]
Retirement Plan and Other Postretirement Benefits
Note 13. Retirement Plan and Other Postretirement Benefits
     The Company’s liability under its Executive Retirement Plan (the “ERP liability”) was  $23.2 million and  $22.6 million at September 30, 2010 and June 30, 2010, respectively. The value of investments held in a rabbi trust (the “rabbi trust”) established to fund a portion of the ERP liability was  $19.2 million and  $19.9 million at September 30, 2010 and June 30, 2010, respectively. During the three months ended September 30, 2010, we paid  $0.6 million in benefits from assets held in the rabbi trust.
     The following table presents net (gains) and losses related to the investments held in the rabbi trust, and the offsetting increase (decrease) in deferred compensation expense related to the funded portion of the ERP liability as a component of selling, general and administrative expenses (in millions):

	Three Months Ended
	September 30,
	2010	2009
Net losses (gains) on investments held in the rabbi trust	$0.1	$(2.6)
(Decrease) increase in deferred compensation — funded portion	(0.1)	2.6

Net impact	$—	$—

     In the quarter ended September 30, 2009, the Company elected to cease future participant deferrals and Company contributions into the rabbi trust; however, participant deferrals and Company contributions will be credited with a hypothetical rate of return based on the investment options and allocations in various mutual funds selected by each participant (the “unfunded portion of the ERP liability”). The deferred compensation expense related to the unfunded portion of the ERP liability is included as a component of selling, general and administrative expenses and was not significant.
     A summary of the components of net periodic benefit cost for the Company’s pension plans (retirement benefits) and post retirement plans (other benefits) is presented below (in millions):

	Retirement Benefits
	Three Months Ended
	September 30,
	2010	2009
Service cost-benefits earned during the period	$0.8	$0.6
Interest costs on projected benefit obligations	3.0	2.8
Expected return on plan assets	(2.7)	(2.6)
Amortization of prior service cost	0.1	—
Recognized net actuarial loss	0.6	—

Net periodic benefit cost	$1.8	$0.8

     Other benefits costs were less than  $1.0 million for each of the three months ended September 30, 2010 and 2009, respectively.

Other Operating (Income) Expense, Net	3 Months Ended
Sep. 30, 2010
Other Operating (Income) Expense, Net [Abstract]
Other Operating (Income) Expense, Net
Note 14. Other Operating (Income) Expense, Net

	Three Months Ended
	September 30,
	2010	2009
Net (gains) losses on disposal of assets, restaurant closures and refranchisings	$(4.1)	$0.2
Litigation settlements and reserves, net	1.2	—
Foreign exchange net (gains) losses	(1.5)	1.0
Other, net	(1.0)	(0.2)

Other operating (income) expense, net	$(5.4)	$1.0

     The  $4.1 million of net (gains) losses on disposal of assets primarily relates to the refranchising of all the Company restaurants located in the Netherlands, which occurred effective September 1, 2010.
     The  $1.0 million of other, net within other operating (income) expense, net for the three months ended September 30, 2010 includes  $0.7 million of income recorded in connection with the expiration of gift cards in the U.S. and a  $0.4 million of recoveries related to franchise distress costs.

Commitments and Contingencies	3 Months Ended
Sep. 30, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 15. Commitments and Contingencies
     Guarantees
     The Company guarantees certain lease payments of franchisees arising from leases assigned in connection with sales of Company restaurants to franchisees, by remaining secondarily liable for base and contingent rents under the assigned leases of varying terms. The maximum contingent rent amount is not determinable as the amount is based on future revenues. In the event of default by the franchisees, the Company has typically retained the right to acquire possession of the related restaurants, subject to landlord consent. The aggregate contingent obligation arising from these assigned lease guarantees, excluding contingent rents, was  $73.2 million as of September 30, 2010, expiring over an average period of seven years.
     Other commitments arising from normal business operations were  $8.4 million as of September 30, 2010, of which  $8.1 million was guaranteed under bank guarantee arrangements. These guarantees are primarily related to restaurant and office leases and future advertising spending.
     Letters of Credit
     As of September 30, 2010, the Company had  $32.6 million in irrevocable standby letters of credit outstanding, which were issued primarily to certain insurance carriers to guarantee payments of deductibles for various insurance programs, such as health and commercial liability insurance. Such letters of credit are secured by the collateral under the Company’s senior secured credit facility. As of September 30, 2010, no amounts had been drawn on any of these irrevocable standby letters of credit. See Note 17.
     As of September 30, 2010, the Company had posted bonds totaling  $3.5 million, which related to certain utility deposits and capital projects.
     Vendor Relationships
     In fiscal 2000, the Company entered into long-term, exclusive contracts with The Coca-Cola Company and with Dr Pepper/Seven Up, Inc. to supply the Company and its franchise restaurants with their products and obligating Burger King® restaurants in the United States to purchase a specified number of gallons of soft drink syrup. These volume commitments are not subject to any time limit. As of September 30, 2010, the Company estimates that it will take approximately 14 years to complete the Coca-Cola and Dr Pepper/Seven Up, Inc. purchase commitments. In the event of early termination of these arrangements, the Company may be required to make termination payments that could be material to the Company’s results of operations and financial position. Additionally, in connection with these contracts, the Company received upfront fees, which are being amortized over the term of the contracts. As of September 30, 2010 and June 30, 2010, the deferred amounts totaled  $14.7 million and  $14.9 million, respectively. These deferred amounts are amortized as a reduction to food, paper and product costs in the accompanying condensed consolidated statements of income.
     As of September 30, 2010, the Company had  $6.9 million in aggregate contractual obligations for the year ending June 30, 2011 with vendors providing information technology and telecommunication services under multiple arrangements. These contracts extend up to five years with a termination fee ranging from  $0.5 million to  $1.9 million during those years. The Company also has separate arrangements for telecommunication services with an aggregate contractual obligation of  $11.6 million extending up to four years with no early termination fee.
     The Company also enters into commitments to purchase advertising. As of September 30, 2010, commitments to purchase advertising totaled  $159.0 million. These commitments run through December 2012.
     Litigation
     On July 30, 2008, the Company was sued by four Florida franchisees over its decision to mandate extended operating hours in the United States. The plaintiffs seek damages, declaratory relief and injunctive relief. The court dismissed the plaintiffs’ original complaint in November 2008. In December 2008, the plaintiffs filed an amended complaint. In August 2010, the court entered an order reaffirming the legal bases for dismissal of the original complaint, again holding that BKC had the authority under its franchise agreements to mandate extended operating hours. However, BKC’s motion to dismiss the plaintiff’s amended complaint is still before the court.
     On September 10, 2008, a class action lawsuit was filed against the Company in the United States District Court for the Northern District of California. The complaint alleged that all 96 Burger King restaurants in California leased by the Company and operated by franchisees violate accessibility requirements under federal and state law. In September 2009, the court issued a decision on the plaintiffs’ motion for class certification. In its decision, the court limited the class action to the 10 restaurants visited by the named plaintiffs, with a separate class of plaintiffs for each of the 10 restaurants and 10 separate trials. In March 2010, the Company agreed to settle the lawsuit with respect to the 10 restaurants and, in July 2010, the court gave final approval to the settlement. In April 2010, the Company received a demand from the law firm representing the plaintiffs in the class action lawsuit, notifying the Company that the firm was prepared to bring a class action covering the other restaurants. If a lawsuit is filed, the Company intends to vigorously defend against all claims in the lawsuit, but the Company is unable to predict the ultimate outcome of this litigation.
     The National Franchisee Association, Inc. and several individual franchisees filed class action lawsuits on November 10, 2009, and June 15, 2010, respectively, claiming to represent Burger King franchisees. The lawsuits seek a judicial declaration that the franchise agreements between BKC and its franchisees do not obligate the franchisees to comply with maximum price points set by BKC for products on the BK® Value Menu sold by the franchisees, specifically the 1/4 lb. Double Cheeseburger and the Buck Double. The lawsuit filed by the individual franchisees also seeks monetary damages for financial loss incurred by franchisees who were required to sell those products for no more than  $1.00. In June 2010, the court entered an order in the NFA case granting in part BKC’s motion to dismiss. The court held that BKC had the authority under its franchise agreements to set maximum prices but that, for purposes of a motion to dismiss, the NFA had asserted a “plausible” claim that BKC’s decision may not have been made in good faith. Both cases have been consolidated into a single consolidated class action complaint which BKC moved to dismiss on September 22, 2010. While the Company believes its decision to put the 1/4 lb. Double Cheeseburger and the Buck Double on the BK® Value Menu was made in good faith, the Company is unable to predict the ultimate outcome of this case.
     On September 3, 2010, four purported class action complaints were filed in the Circuit Court for the County of Miami-Dade, Florida by purported stockholders of BKH, in connection with the Merger Agreement. Each of the complaints names as defendants BKH, each member of BKH’s Board and 3G Capital. The suits allege that the directors breached their fiduciary duties to the stockholders of BKH in connection with the sale of BKH and that 3G Capital aided and abetted the purported breaches of fiduciary duties. The court consolidated the four Florida actions.
     On September 8, 2010, another putative stockholder class action suit was filed in the Court of Chancery of the State of Delaware against the directors, BKH, 3G Capital, 3G Special Situations Fund II, L.P., Parent and Merger Sub. The complaint generally alleges that the directors breached their fiduciary duty to maximize shareholder value by entering into the proposed transaction via an unfair process and at an unfair price, and that the Merger Agreement contains provisions that unreasonably dissuade potential suitors from making competing offers. The complaint also alleges that BKH and 3G Capital aided and abetted these alleged breaches of fiduciary duty. The complaint seeks class certification, certain forms of injunctive relief, including enjoining the Merger and rescinding the Merger Agreement, unspecified damages, and costs of the action as well as attorneys’ and experts’ fees. BKH filed an answer to the complaint on September 9, 2010, and 3G filed an answer to the complaint to on September 15, 2010, disputing the allegations contained therein. On September 27, 2010, a second complaint was filed in Delaware, with substantially the same allegations as in the first Delaware action, and on September 29, 2010, the court consolidated the two Delaware actions.
      The parties in both the Florida actions and the Delaware actions have reached an agreement in principle on a global settlement of the actions, which includes, among other things, the supplemental disclosures the Company made, at the Plaintiffs’ request, to its shareholders in an amendment to its Schedule 14D-9 Statement filed on October 4, 2010. The parties are continuing to negotiate with Plaintiffs’ counsel for a fee award for their efforts in obtaining the supplemental disclosures to shareholders. See Note 17.
     From time to time, the Company is involved in other legal proceedings arising in the ordinary course of business relating to matters including, but not limited to, disputes with franchisees, suppliers, employees and customers, as well as disputes over our intellectual property.
     Other
     The Company carries insurance programs to cover claims such as workers’ compensation, general liability, automotive liability, executive risk and property and is self-insured for healthcare claims for eligible participating employees. Through the use of insurance program deductibles (ranging from  $0.1 million to  $2.5 million) and self-insurance, the Company retains a significant portion of the expected losses under these programs.
     Insurance reserves have been recorded based on the Company’s estimate of the anticipated ultimate costs to settle all claims, both reported and incurred-but-not-reported (IBNR), and such reserves include judgments and independent actuarial assumptions about economic conditions, the frequency or severity of claims and claim development patterns, and claim reserve, management and settlement practices. As of September 30, 2010 and June 30, 2010, the Company had  $33.3 million and  $37.1 million in accrued liabilities to cover such claims, respectively. During the three months ended September 30, 2010, the Company made a  $1.5 million favorable adjustment to its self insurance reserve to adjust its IBNR confidence level and an additional adjustment of  $3.3 million as a result of favorable developments in its claim trends.

Segment Reporting	3 Months Ended
Sep. 30, 2010
Segment Reporting [Abstract]
Segment Reporting
Note 16. Segment Reporting
     The Company operates in the fast food hamburger restaurant category of the quick service restaurant segment of the restaurant industry. Revenues include retail sales at Company restaurants, franchise revenues, consisting of royalties based on a percentage of sales reported by franchise restaurants and franchise fees paid by franchisees, and property revenues. The business is managed in three distinct geographic segments: (1) United States (“U.S.”) and Canada; (2) Europe, the Middle East and Africa and Asia Pacific (“EMEA/APAC”); and (3) Latin America.
     The following tables present revenues and income from operations by geographic segment (in millions):

	Three Months Ended
	September 30,
	2010	2009
Revenues:
U.S. and Canada	$403.9	$432.1
EMEA/APAC	167.5	179.1
Latin America	28.6	25.7

Total revenues	$600.0	$636.9

     Other than the U.S., no other individual country represented 10% or more of the Company’s total revenues. Revenues in the U.S. totaled  $365.6 million and  $395.0 million for the three months ended September 30, 2010 and 2009, respectively.
     The unallocated amounts reflected in the table below include corporate support costs in areas such as facilities, finance, human resources, information technology, legal, marketing and supply chain management, which benefit all of the Company’s geographic segments and system wide restaurants and are not allocated specifically to any of the geographic segments.

	Three Months Ended
	September 30,
	2010	2009
Income from Operations:
U.S. and Canada	$90.3	$90.9
EMEA/APAC	30.6	19.8
Latin America	9.2	7.9
Unallocated	(39.3)	(35.6)

Total income from operations	90.8	83.0
Interest expense, net	12.3	12.5

Income before income taxes	78.5	70.5
Income tax expense	15.1	23.9

Net income	$63.4	$46.6

Subsequent Event	3 Months Ended
Sep. 30, 2010
Subsequent Event [Abstract]
Subsequent Event
Note 17. Subsequent Events
     On October 19, 2010 BKH completed the Merger, refinanced the Company’s term loans and revolving credit facility and issued senior notes in connection with the Merger. The Merger and these financing transactions are collectively referred to as the “Transactions”. In connection with the Transactions, the Company also delisted BKH’s common stock from the New York Stock Exchange and notified the counterparties to its interest rate swap and foreign currency forward contracts on the Merger date of a termination event under those contracts. As a result of the termination event, these counterparties have the right to terminate the interest rate swaps and foreign currency forward contracts.
     The aggregate consideration in the Merger for all equity securities of the Company was  $3.34 billion, including  $83.9 million to settle vested and unvested stock options and unvested restricted stock and PBRS and to pay accrued dividend equivalents of  $0.8 million. The Company incurred fees and expenses of approximately  $175.0 million in connection with the Transactions. Interest rate swaps that were not terminated by counterparties remain classified as a liability on the Company’s consolidated balance sheet. Future fluctuations in the fair value of remaining interest rate swaps will be included in the determination of net income.
     Concurrently with the consummation of the Merger, BKC, as borrower, entered into the Credit Agreement dated as of October 19, 2010 with JPMorgan Chase Bank, N.A., as administrative agent, Barclays Capital, as syndication agent, and the lenders party thereto from time to time (the “New Credit Agreement”). The New Credit Agreement provides for (i) two term loans in an aggregate principal amount of  $1,510.0 million and €250.0 million under a new term loan facility (the “New Term Loan Facility”) and (ii) a new senior revolving credit facility for up to  $150 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “New Revolving Credit Facility,” and together with the New Term Loan Facility, the “New Credit Facilities”). Concurrently with the consummation of the Merger, the full amount of the two term loans was drawn, no revolving loans were drawn and replacement letters of credit were issued in order to backstop, replace or roll-over existing letters of credit under the Company’s prior credit agreement, which was repaid as of the consummation of the Merger.
     The New Term Loan Facility has a six-year maturity. The New Revolving Credit Facility has a five-year maturity. The principal amount of the New Term Loan Facility amortizes in quarterly installments equal to 0.25% of the original principal amount of the New Term Loan Facility for the first five and three-quarter years, with the balance payable at maturity.
     On October 19, 2010, Merger Sub, as the initial issuer, and Wilmington Trust FSB, as trustee, executed an indenture pursuant to which the senior notes (the “Notes”) were issued (the “Indenture”). Upon the consummation of the Merger, Merger Sub, BKC, the Company, as a guarantor, and the other guarantors entered into a supplemental indenture (the “Supplemental Indenture”) pursuant to which BKC assumed the obligations of Merger Sub under the Indenture and the Notes and the Company and the other guarantors (the “Guarantors”) guaranteed the Notes on a senior basis. The Notes bear interest at a rate of 9.875% per annum, which is payable semi-annually on October 15 and April 15 of each year, commencing on April 15, 2011. The Notes mature on October 15, 2018.
     The Merger and refinancing of the Company’s existing indebtedness, including payment of all fees and expenses associated with the Transactions, were funded by (i) an equity contribution from 3G of  $1.56 billion, (ii) proceeds from the New Term Loan Facility, (iii) proceeds from the issuance of the Notes and (iv)  $90.8 of cash on hand.
     As part of the purchase price consideration for the Merger, all outstanding stock options were settled on the Merger date. To the extent that such stock options had an exercise price of less than  $24.00 per share, the holders of such stock options received an amount in cash equal to  $24.00 less the exercise price of the stock option. In addition, all outstanding PBRS and restricted stock were settled and all holders of such shares received  $24.00 for each share held.
     As a result of the Transactions, the Company’s capital structure has changed materially and future presentations will distinguish between a “Predecessor” for periods prior to the Merger, and a “Successor” for periods subsequent to the Merger. The Merger will be accounted for as a business combination using the acquisition method of accounting and Successor financial statements will reflect a new basis of accounting that will be based on the fair value of assets acquired and liabilities assumed as of the Merger date. A determination of these fair values will reflect appraisals prepared by independent third parties and will be based on actual tangible and identifiable intangible assets and liabilities that existing as of the Merger date.
     See Note 15, Commitments and Contingencies, for a description of pending litigation related to the Transactions. Other than described above, the Transactions did not affect the Company’s long-term contractual commitments, such as those under the Coca-Cola and Dr. Pepper / Seven-Up, Inc. contracts and lease agreements.
      On November 5, 2010, the Company’s Board of Directors approved a change in the Company’s fiscal year end from June 30 to December 31. This change to a calendar year reporting cycle will result in a transition period through the end of calendar 2010 and the Company expects to file a report on Form 10-K covering the six-month transition period ending December 31, 2010.
     The following tables present the condensed consolidating financial information for BKC, the Guarantors and BKC’s non-guarantor subsidiaries (the “Non-Guarantors”), together with eliminations, as of and for the periods indicated. The consolidating financial information may not necessarily be indicative of the financial position, results of operations or cash flows had BKC, Guarantors and Non-Guarantors operated as independent entities.

Condensed Consolidating Balance Sheet
As Of September 30, 2010
(In millions)

			Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$115.5	$—	$132.4	—	$247.9
Trade and notes receivable, net	87.9	—	54.1	—	142.0
Prepaids and other current assets	36.2	—	24.5	—	60.7
Deferred income taxes, net	41.9	—	1.2	—	43.1

Total current assets	281.5	—	212.2	—	493.7

Property and equipment, net of accumulated depreciation	782.1	—	213.6	—	995.7
Intangible assets, net	746.5	—	301.5	—	1,048.0
Goodwill	25.6	—	5.7	—	31.3
Net investment in property leased to franchisees	129.2	—	11.4	—	140.6
Intercompany receivable	518.0	—	—	(518.0)	—
Investment in subsidiaries	169.4	1,282.1	—	(1,451.5)	—
Other assets, net	57.6	—	58.5	—	116.1

Total assets	2,709.9	1,282.1	802.9	(1,969.5)	2,825.4

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts and drafts payable	67.2	—	27.5	—	94.7
Accrued advertising	59.8	—	19.8	—	79.6
Other accrued liabilities	162.6	0.3	67.5	—	230.4
Current portion of long term debt and capital leases	69.8	—	1.8	—	71.6

Total current liabilities	359.4	0.3	116.6	—	476.3

Term debt, net of current portion	667.4	—	—	—	667.4
Capital leases, net of current portion	46.1	—	18.3	—	64.4
Other liabilities, net	262.7	0.2	62.2	—	325.1
Intercompany payables	—	83.4	434.6	(518.0)	—
Deferred income taxes, net	92.2	—	1.8		94.0

Total liabilities	1,427.8	83.9	633.5	(518.0)	1,627.2

Stockholders’ equity:
Common stock	—	1.4	—	—	1.4
Additional paid-in capital	576.0	654.8	53.9	(629.9)	654.8
Retained earnings	764.0	663.2	121.7	(885.7)	663.2
Accumulated other comprehensive loss	(57.9)	(57.9)	(6.2)	64.1	(57.9)
Treasury stock	—	(63.3)	—	—	(63.3)

Total stockholders’ equity	1,282.1	1,198.2	169.4	(1,451.5)	1,198.2

Total liabilities and stockholders’ equity	$2,709.9	$1,282.1	$802.9	$(1,969.5)	$2,825.4

Condensed Consolidating Balance Sheet
As Of June 30, 2010
(In millions)

			Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$70.2	$—	$117.4	$—	$187.6
Trade and notes receivable, net	101.0	—	41.9	—	142.9
Prepaids and other current assets	63.8	—	24.6	—	88.4
Deferred income taxes, net	14.0	—	1.1	—	15.1

Total current assets	249.0	—	185.0	—	434.0

Property and equipment, net of accumulated depreciation	796.0	—	218.1	—	1,014.1
Intangible assets, net	748.6	—	276.8	—	1,025.4
Goodwill	25.6	—	5.4	—	31.0
Net investment in property leased to franchisees	127.3	—	11.2	—	138.5
Intercompany receivable	477.2	—	—	(477.2)	—
Investment in subsidiaries	135.7	1,205.0	—	(1,340.7)	—
Other assets, net	52.2	—	52.0	—	104.2

Total assets	2,611.6	1,205.0	748.5	(1,817.9)	2,747.2

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts and drafts payable	72.9	—	34.0	—	106.9
Accrued advertising	42.5	—	29.4	—	71.9
Other accrued liabilities	137.4	0.5	63.0	—	200.9
Current portion of long term debt and capital leases	91.6	—	1.7	—	93.3

Total current liabilities	344.4	0.5	128.1	—	473.0

Term debt, net of current portion	667.4	—	0.3	—	667.7
Capital leases, net of current portion	47.1	—	18.2	—	65.3
Other liabilities, net	281.3	0.3	63.0	—	344.6
Intercompany payables	—	75.8	401.4	(477.2)	—
Deferred income taxes, net	66.4	—	1.8	—	68.2

Total liabilities	1,406.6	76.6	612.8	(477.2)	1,618.8

Stockholders’ equity:
Common stock	—	1.4	—	—	1.4
Additional paid-in capital	571.3	647.2	53.8	(625.1)	647.2
Retained earnings	700.6	608.0	99.7	(800.3)	608.0
Accumulated other comprehensive loss	(66.9)	(66.9)	(17.8)	84.7	(66.9)
Treasury Stock	—	(61.3)	—	—	(61.3)

Total stockholders’ equity	1,205.0	1,128.4	135.7	(1,340.7)	1,128.4

Total liabilities and stockholders’ equity	$2,611.6	$1,205.0	$748.5	$(1,817.9)	$2,747.2

Condensed Consolidating Statement of Income
For The Three Months Ended September 30, 2010
(In millions)

			Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Company restaurant revenues	$267.5	$—	$162.3	$—	$429.8
Franchise revenues	90.3	—	51.3	—	141.6
Intercompany revenues	1.4	—	1.7	(3.1)	—
Property revenues	21.7	—	6.9	—	28.6

Total revenues	380.9	—	222.2	(3.1)	600.0

Company restaurant expenses:
Food, paper and product costs	85.6	—	50.2	—	135.8
Payroll and employee benefits	81.6	—	47.3	—	128.9
Occupancy and other operating costs	60.6	—	46.0	—	106.6

Total company restaurant expenses	227.8	—	143.5	—	371.3
Selling, general and administrative expenses	83.8	—	44.0	—	127.8
Intercompany expenses	1.7	—	1.4	(3.1)	—
Property expenses	9.3	—	6.2	—	15.5
Other operating (income) expense, net	(4.3)	—	(1.1)	—	(5.4)

Total operating costs and expenses	318.3	—	194.0	(3.1)	509.2

Income from operations	62.6	—	28.2	—	90.8

Interest expense	11.7	—	0.8	—	12.5
Intercompany interest (income) expense	(2.4)	—	2.4	—	—
Interest income	(0.2)	—	—	—	(0.2)

Total interest expense, net	9.1	—	3.2	—	12.3
Income before income taxes	53.5	—	25.0	—	78.5
Income tax expense	12.1	—	3.0	—	15.1

Income from continuing operations	41.4	—	22.0	—	63.4
Equity in earnings of subsidiaries	22.0	63.4	—	(85.4)	—

Net income	$63.4	$63.4	$22.0	$(85.4)	$63.4

Condensed Consolidating Statement of Income
For The Three Months Ended September 30, 2009
(In millions)

			Non-
	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Company restaurant revenues	$294.6	$—	$174.5	$—	$469.1
Franchise revenues	90.6	—	48.1	—	138.7
Intercompany revenues	1.5	—	1.4	(2.9)	—
Property revenues	21.5	—	7.6	—	29.1

Total revenues	408.2	—	231.6	(2.9)	636.9
Company restaurant expenses:
Food, paper and product costs	94.4	—	54.4	—	148.8
Payroll and employee benefits	90.5	—	54.3	—	144.8
Occupancy and other operating costs	67.5	—	47.2	—	114.7

Total company restaurant expenses	252.4	—	155.9	—	408.3
Selling, general and administrative expenses	78.1	—	51.8	—	129.9
Intercompany expenses	1.4	—	1.5	(2.9)	—
Property expenses	8.2	—	6.5	—	14.7
Other operating (income) expense, net	(0.2)	—	1.2	—	1.0

Total operating costs and expenses	339.9	—	216.9	(2.9)	553.9

Income from operations	68.3	—	14.7	—	83.0

Interest expense	12.1	—	0.7	—	12.8
Intercompany interest	(3.0)	—	3.0	—	—
Interest income	(0.3)	—	—	—	(0.3)

Total interest expense, net	8.8	—	3.7	—	12.5
Income before income taxes	59.5	—	11.0	—	70.5
Income tax expense	21.2	—	2.7	—	23.9

Income from continuing operations	38.3	—	8.3	—	46.6
Equity in earnings of subsidiaries	8.3	46.6	—	(54.9)	—

Net Income	$46.6	$46.6	$8.3	$(54.9)	$46.6

For The Three Months Ended September 30, 2010
Condensed Consolidating Statement of Cash Flows
(In millions)

	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$63.4	$63.4	$22.0	$(85.4)	$63.4
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiary	(22.0)	(63.4)	—	85.4	—
Depreciation and amortization	18.3	—	7.3	—	25.6
Gain on hedging activities	(0.4)	—	—	—	(0.4)
(Gain) loss on remeasurement of foreign denominated transactions	(34.6)	—	1.6	—	(33.0)
Gain on refranchisings, dispositions of assets and release of unfavorable lease obligation	(1.4)	—	(3.6)	—	(5.0)
Impairment on non-restaurant properties	(0.1)	—	—	—	(0.1)
Bad debt expense, net of recoveries	1.0	—	0.6	—	1.6
Share-based compensation	4.3	—	0.7	—	5.0
Deferred income taxes	(12.5)	—	—	—	(12.5)
Changes in current assets and liabilities, excluding acquisitions and dispositions:
Trade and notes receivables	11.4	—	(3.5)	—	7.9
Prepaids and other current assets	30.5	—	(2.2)	—	28.3
Accounts and drafts payable	(5.6)	—	(7.4)	—	(13.0)
Accrued advertising	17.3	—	(12.1)	—	5.2
Other accrued liabilities	14.4	(0.3)	1.7	—	15.8
Other long-term assets and liabilities	(1.6)	(0.1)	(3.8)	(1.2)	(6.7)

Net cash provided by (used for) operating activities	82.4	(0.4)	1.3	(1.2)	82.1

Cash flows from investing activities:
Payments for property and equipment	(11.4)	—	(2.6)		(14.0)
Proceeds from refranchisings, disposition of assets and restaurant closures	2.9	—	6.7	—	9.6
Return of investment on direct financing leases	1.9	—	0.2	—	2.1
Other investing activities	1.1	—	—	—	1.1

Net cash (used for) provided by investing activities	(5.5)	—	4.3	—	(1.2)

Cash flows from financing activities:
Repayments of term debt and capital leases	(22.9)	—	(0.3)	—	(23.2)
Dividends paid on common stock	—	(8.2)	—	—	(8.2)
Proceeds from stock option exercises	—	3.2	—	—	3.2
Excess tax benefits from share-based compensation	1.1	—	—	—	1.1
Repurchases of common stock	—	(2.3)	—	—	(2.3)
Intercompany Financing	(6.9)	7.7	(2.0)	1.2	—

Net cash (used for) provided by financing activities	(28.7)	0.4	(2.3)	1.2	(29.4)

Effect of exchange rates on cash and cash equivalents	(2.9)	—	11.7	—	8.8
Increase in cash and cash equivalents	45.3	—	15.0	—	60.3
Cash and cash equivalents at beginning of period	70.2	—	117.4	—	187.6

Cash and cash equivalents at end of period	$115.5	$—	$132.4	$—	$247.9

For The Three Months Ended September 30, 2009
Condensed Consolidating Statement of Cash Flows
(In millions)

	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$46.6	$46.6	$8.3	$(54.9)	$46.6
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiary	(8.3)	(46.6)	—	54.9	—
Depreciation and amortization	18.2	—	6.9	—	25.1
Gain on hedging activities	(0.4)	—	0.1	—	(0.3)
Gain on remeasurement of foreign denominated transactions	(12.3)	—	—	—	(12.3)
Loss (gain) on refranchisings, dispositions of assets and release of unfavorable lease obligation	0.1	—	(0.4)	—	(0.3)
Bad debt expense, net of recoveries	0.1	—	0.5	—	0.6
Share-based compensation	4.0	—	0.6	—	4.6
Deferred income taxes	3.4	—	—	—	3.4
Changes in current assets and liabilities, excluding acquisitions and dispositions:
Trade and notes receivables	4.2	—	(1.6)	—	2.6
Prepaids and other current assets	4.9	—	1.0	—	5.9
Accounts and drafts payable	(31.0)	—	(13.1)	—	(44.1)
Accrued advertising	20.7	—	1.5	—	22.2
Other accrued liabilities	(9.6)	—	—	—	(9.6)
Other long-term assets and liabilities	4.3	(0.2)	(0.1)	(0.4)	3.6

Net cash provided by (used for) operating activities	44.9	(0.2)	3.7	(0.4)	48.0

Cash flows from investing activities:
Payments for property and equipment	(24.2)	—	(7.0)	—	(31.2)
Payments for acquired franchisee operations, net of cash acquired	—	—	(0.8)	—	(0.8)
Return of investment on direct financing leases	1.7	—	0.2	—	1.9
Other investing activities	1.3	—	—	—	1.3

Net cash used for investing activities	(21.2)	—	(7.6)	—	(28.8)

Cash flows from financing activities:
Repayments of term debt and capital leases	(16.5)	—	(0.3)	—	(16.8)
Borrowings under revolving credit facility	24.7	—	—	—	24.7
Repayments of revolving credit facility	(9.9)	—	—	—	(9.9)
Capital contributions from parent	(2.7)	—	2.7	—	—
Dividends paid on common stock	—	(8.5)	—	—	(8.5)
Proceeds from stock option exercises	—	0.2	—	—	0.2
Excess tax benefits from share-based compensation	0.7	—	—	—	0.7
Repurchases of common stock	—	(2.3)	—	—	(2.3)
Intercompany Financing	(21.9)	10.8	10.7	0.4	—

Net cash (used for) provided by financing activities	(25.6)	0.2	13.1	0.4	(11.9)

Effect of exchange rates on cash and cash equivalents	—	—	3.5	—	3.5
(Decrease) increase in cash and cash equivalents	(1.9)	—	12.7		10.8
Cash and cash equivalents at beginning of period	19.1	—	102.6	—	121.7

Cash and cash equivalents at end of period	$17.2	$—	$115.3	$—	$132.5